SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 202,692	$ 308,968
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	166,074	271,162
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 36,618	$ 37,806